INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforwards	$ 28,419	$ 21,392
Depreciation and amortization	36
Research Credits	3,070	2,400
Deferred tax assets before valuation allowance	31,525	23,792
Valuation allowance	(31,525)	(23,788)
Deferred tax assets net of valuation allowance		4
Deferred tax liabilities:
Depreciation and amortization		(4)
Total deferred tax liabilities		4
Valuation allowance
Deferred tax asset valuation allowance increase	$ 7,737	$ 5,081